Statements of Cash Flows - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities
Net income (loss)	$ (2,633,699)	$ 9,759,713
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on marketable securities, dividends and interest, held in Trust Account	(20,844)	(2,395,202)
Transaction costs allocated to derivative warrant liability	396,497	0
Formation costs funded by note payable through Sponsor	22,347	0
Gain on settlement of underwriting fees	0	(202,458)
Change in fair value of derivative liabilities	1,978,800	(11,625,960)
Formation costs paid in exchange for issuance of ordinary shares	20,421	0
Changes in operating assets and liabilities:
Prepaid and other assets	(702,920)	390,272
Accounts payable	2,810	673,842
Accrued expenses	97,074	2,953,176
Net cash used by operating activities	(839,514)	(446,617)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(232,300,000)	0
Net cash used in investing activities	(232,300,000)	0
Cash Flows from Financing Activities
Proceeds from promissory note payable - related party	65,000	0
Repayment of promissory note payable - related party	(5,000)	(8,461)
Proceeds from sale of Class A ordinary shares, gross	230,000,000	0
Proceeds from sale of Private Placement Warrants	8,900,000	0
Offering costs paid	(5,317,282)	0
Net cash (used) provided by financing activities	233,642,718	(8,461)
Net decrease (increase) in cash	503,204	(455,078)
Cash - beginning of period	0	503,204
Cash - end of period	503,204	48,126
Supplemental disclosure of noncash investing and financing activities:
Initial Class A shares subject to possible redemption	202,381,098	0
Remeasurement of Class A ordinary shares to redemption value	29,918,902	2,316,046
Offering costs included in accrued expenses	83,237	0
Offering costs paid through promissory note - related party	126,114	0
Offering costs paid through prepaid legal expense funded by Sponsor	4,579	0
Offering costs on Founder Shares offered to Anchor Investors	8,306,250	0
Deferred legal fees	343,437	0
Deferred underwriting fees payable	8,050,000	0
Initial derivative warrant liabilities	10,261,200	0
Gain on settlement of underwriting fees	$ 0	$ (7,847,542)